SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 3) In Thousands, unless otherwise specified	12 Months Ended				0 Months Ended	39 Months Ended	0 Months Ended	12 Months Ended	39 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 USD ($)	Sep. 30, 2010 Minimum	Dec. 31, 2013 Minimum	Sep. 30, 2010 Maximum	Dec. 31, 2013 Maximum	Dec. 31, 2013 Maximum
Accounting policies
Maximum ownership percentage owned to be counted as cost-method investment				20.00%
Finite lived intangibles impairment loss			0
Long-lived asset impairment loss	7,965	5,349	0
Goodwill Impairment Loss	0	0	710
Redemption period for points earned by members on paid stays								2 years
Estimated liability accruals under customer loyalty program	15,061	12,963
Hotel manager fees recognized as revenue	116,885	72,061	43,021
Estimated membership duration					3 years	2 years	5 years		5 years
Revenue recognized from customer loyalty program	74,715	51,132	35,623
Advertising related expenses	43,807	30,053	28,445
Unrestricted government subsidies from local governmental agencies	17,016	6,723	7,491
Deferred rent current	15,704	11,882
Deferred rent long-term	653,831	470,438		108,005
Interest cost incurred	1,084	859	882
Interest cost capitalized	271	37	0